Net income per ordinary share - Schedule of Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	79,245,448	82,738,765	79,899,091	82,658,984
Effect of dilutive share options and other awards outstanding under share based compensation programs (in shares)	301,996	622,076	336,809	601,160
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	79,547,444	83,360,841	80,235,900	83,260,144